Income Taxes - Schedule of Movement in Valuation Allowance (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Valuation Allowance [Abstract]
At the beginning of the year	¥ 19,285	$ 2,964	¥ 18,484
Current year movement	267	41	801
At the end of the year	¥ 19,552	$ 3,005	¥ 19,285